International Opportunity Portfolio
International Opportunity Portfolio

Prospectus Supplement

June 17, 2015

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 17, 2015 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2015

International Opportunity Portfolio
(the "Portfolio")

The contractual advisory fee rates and total expense ratio caps of each share class of the Portfolio have been decreased, effective July 1, 2015. Accordingly, effective July 1, 2015, the Prospectus is hereby amended as follows:

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—International Opportunity Portfolio—Fees and Expenses—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - International Opportunity Portfolio		Class I	Class A	Class L	Class C	Class IS
Advisory Fee		0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Shareholder Service (12b-1) Fee		none	0.25%	0.75%	1.00%	none
Other Expenses		2.35%	2.66%	3.41%	3.41%	19.74%
Total Annual Portfolio Operating Expenses	[1]	3.15%	3.71%	4.96%	5.21%	20.54%
Fee Waiver and/or Expense Reimbursement	[1]	2.20%	2.36%	3.11%	3.11%	19.60%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.95%	1.35%	1.85%	2.10%	0.94%
[1]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I, 1.35% for Class A, 1.85% for Class L, 2.10% for Class C and 0.94% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The Example information under the section of the Prospectus entitled "Portfolio Summary—International Opportunity Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example below assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares:
Expense Example - International Opportunity Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	97	303	525	1,166
Class A	655	930	1,226	2,064
Class L	188	582	1,001	2,169
Class C	313	658	1,129	2,431
Class IS	96	300	520	1,155

If You HELD Your Shares:
Expense Example No Redemption - International Opportunity Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	97	303	525	1,166
Class A	655	930	1,226	2,064
Class L	188	582	1,001	2,169
Class C	213	658	1,129	2,431
Class IS	96	300	520	1,155

Please retain this supplement for future reference.